CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Oil and natural gas sales	$ 2,355	$ 2,055	$ 7,382	$ 7,261	$ 12,585	$ 26,031
Operating expenses:
Lease operating expenses	59,944	31,810	83,267	143,982	185,100	59,059
Production taxes	170	148	532	523	906	1,874
General and administrative	1,472,393	453,158	3,810,673	1,660,713	4,137,001	12,095,611
Impairment loss					56,186,313
Total operating expenses	6,571,232	485,116	8,933,197	1,805,218	60,509,320	12,156,544
Other income (expense)
Prospect fee income						1,700,000
Administration income				10,000	10,000	41,140
Insurance proceeds					872,267
Interest income					1	1
Total other income		63,500		380,054	882,268	1,741,141
Loss before income taxes	(6,568,877)	(419,561)	(8,925,815)	(1,417,903)	(59,614,467)	(10,389,372)
Provision for income taxes
Net loss	$ (6,568,877)	$ (419,561)	$ (8,925,815)	$ (1,417,903)	$ (59,614,467)	$ (10,389,372)
Loss per common share:
Basic and Diluted	$ (0.02)	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.24)	$ (0.06)
Weighted average number of common shares outstanding:
Basic and Diluted	264,387,563	251,928,318	264,128,497	250,505,791	251,253,281	180,316,865
Impairment expense	$ 5,038,725		$ 5,038,725
Proceeds from legal settlement		$ 63,500		$ 370,054